[AMERICAN FIDELITY ASSURANCE COMPANY LETTERHEAD]

May 4, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	American Fidelity Separate Account B
(File Nos. 333-25663, 811-08187

Ladies and Gentlemen:

On behalf of American Fidelity Assurance Company (the “Company”) and American Fidelity Separate Account B (“Separate Account B”), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, I certify that the form of Prospectus and Statement of Additional Information (“SAI”) for certain variable annuity contracts offered by the Company through Separate Account B otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-4 for Separate Account B, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 29, 2011 and became effective on May 1, 2011.

Sincerely,

/s/ David R. Carpenter
David R. Carpenter
Executive Vice President

cc: Jennifer Wheeler